UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2021

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Annual Report

September 30, 2021

ALPHA ARCHITECT ETFs

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Empower Investors Through Education | Affordable Alpha

Dear Alpha Architect ETF Trust Shareholders,	November 22, 2021

Thank you for your investment in the Alpha Architect US Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect US Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”), collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2021 (“FY 2021”). On February 1, 2017, QVAL, IVAL, QMOM, and IMOM transitioned from active management to passive management. The performance prior to February 1, 2017 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed. Performance after February 1, 2017 reflects each Fund’s current objective of seeking to track the total return performance, before fees and expenses, of its index. Each Fund’s index is based on a proprietary methodology developed by Empirical Finance, LLC and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”).

QVAL seeks to track the Alpha Architect Quantitative Value Index and IVAL seeks to track the Alpha Architect International Quantitative Value Index. Similarly, QMOM seeks to track the Alpha Architect Quantitative Momentum Index and IMOM seeks to track the Alpha Architect International Quantitative Momentum Index.

VMOT is structured as a “fund of funds” ETF that seeks to invest in value and momentum securities (using QVAL and IVAL ETFs for value investments, and QMOM and IMOM for momentum investments) as well as applying hedging rules to the U.S. (QVAL and QMOM) and International (IVAL and IMOM) allocations based on a monthly assessment. VMOT seeks to track the Alpha Architect Value Momentum Trend Index.

The investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions. QVAL’s index seeks to identify cheap, high-quality stocks in the domestic (US) market. IVAL’s index seeks to identify cheap, high-quality stocks in international markets. QMOM’s index seeks to identify stocks with the highest quality momentum in the domestic (US) market. IMOM’s index seeks to identify stocks with the highest quality momentum in international markets. VMOT’s index seeks to identify Value (QVAL and IVAL) and Momentum (QMOM and IMOM) securities in both the domestic (US) market and international markets (through the fund-of-funds structure) while also applying hedging rules based on a monthly assessment. All Funds target mid and large cap equities, either directly (QVAL, IVAL, QMOM, IMOM) or indirectly (VMOT, which holds shares of QVAL, QMOM, IVAL, and IMOM). The standalone Funds (QVAL, QMOM, IVAL, and IMOM) generally hold 50 or fewer positions. QVAL, IVAL, QMOM, and IMOM are diversified funds. In addition, VMOT holds shares of four ETFs and, while it is considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

The primary headline for FY2021 was the continuation of the COVID-19 pandemic. The long-only Alpha Architect Funds (QVAL, IVAL, QMOM, IMOM) experienced strong performance in the first six months of the fiscal year, followed by lower performance in the second six months. Regarding the factor performance for the fiscal year, Value outperformed Momentum in the U.S. (QVAL versus QMOM) while Momentum edged out Value in International markets (IMOM versus IVAL). VMOT’s performance matches the broad overview—a strong starting six months followed by lower returns in the second six months.

Despite the volatility of financial markets in FY 2021, the Funds continued to track their respective indices. We continue to follow the quantitative indices behind each of the Funds. At times like these, we like to highlight that concentrated factor strategies focused on a specific style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is often more pronounced when factor style portfolios are more concentrated, which is the case for our Funds.

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Finally, in FY 2021, both QMOM and IMOM hit their “5-year” mark—the Alpha Architect team would like to thank our investors throughout the years for making this possible.

The individual fund performance drivers during the most recent fiscal year/period are outlined below.

QVAL

For FY 2021, QVAL was up 41.87% at its market price and up 41.82% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Dick’s Sporting Goods Inc., which was up 136.60%. The second best performing security was United Therapeutics Corp., which was up 74.66% for the period. The third best performing security for the period was Williams-Sonoma Inc., which was up 90.05% for the period.

The worst performing security in the Fund’s portfolio during the period was Emergent Biosolutions Inc., which was down 35.72%. The second worst performing security was Foot Locker Inc., which was down 21.93% for the period. The third worst performing security was Sally Beauty Holdings Inc., which was down 17.33% for the period.

For FY 2021, QVAL outperformed the Solactive GBS United States 1000 NTR Index, which returned 30.65%.

QVAL distributed income to shareholders on a quarterly basis.

IVAL

For FY 2021, IVAL was up 10.74% at its market price and up 12.00% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Ebara Corp., which was up 89.80%. The second best performing security was IGO LTD, which was up 65.79% for the period. The third best performing security for the period was Taylor Wimpey PLC, which was up 49.77% for the period.

The worst performing security in the Fund’s portfolio during the period was Softbank Group Corp., which was down 42.22%. The second worst performing security was Royal Mail PLC, which was down 29.40% for the period. The third worst performing security was Toyada Gosei Co. LTD, which was down 20.16% for the period.

For FY 2021, IVAL underperformed the Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), which returned 26.05%.

IVAL distributed income to shareholders on a quarterly basis.

QMOM

For FY 2021, QMOM was up 17.39% at its market price and up 17.45% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Digital Turbine Inc., which was up 105.62%. The second best performing security was Shockwave Medial Inc., which was up 76.66% for the period. The third best performing security for the period was Pacific Biosciences of California Inc., which was up 50.81% for the period.

The worst performing security in the Fund during the period was Sunrun Inc., which was down 43.33%. The second worst performing security was Appian Corp., which was down 47.71% for the period. The third worst performing security was Novocure LTD, which was down 42.30% for the period.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

For FY 2021, QMOM underperformed the Solactive GBS United States 1000 NTR Index, which returned 30.65%.

QMOM distributed income to shareholders on a quarterly basis.

IMOM

For FY 2021, IMOM was up 18.87% at its market price and up 19.83% at NAV. The best and worst securities listed below are based on their contribution to the fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Baycurrent Consulting Inc., which was up 270.87%. The second best performing security was Sinch AB, which was up 140.08% for the period. The third best performing security for the period was Evolution AB, which was up 146.48% for the period.

The worst performing security in the Fund’s portfolio during the period was Ocadao Group PLC, which was down 23.44%. The second worst performing security was Nordex SE, which was down 34.87% for the period. The third worst performing security was Change Inc., which was down 25.53% for the period.

For FY 2021, IMOM underperformed the Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), which returned 26.05%.

IMOM distributed income to shareholders on a quarterly basis.

VMOT

For FY 2021, VMOT was up 11.64% at its market price and up 11.73% at NAV.

At times, VMOT will employ hedging when the trend-following signals are “triggered”. During FY 2021, these rules were triggered for International markets in October and November of 2020, which hurt performance.

For FY 2021, VMOT underperformed a portfolio of 70% World Developed Stocks and 30% U.S. Treasury Bills1, which returned 19.46%.

VMOT distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Funds, not necessary for the entire fiscal year.

We appreciate your continued investment in the Funds.

Sincerely,

/s/ Wesley R. Gray

Wesley R. Gray Ph.D.

Chief Executive Officer

[1]	35% Solactive GBS United States 1000 NTR Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index, 30% Solactive 1-3 month US T-Bill Index

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because VMOT is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Value Style Risk. Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2021

Derivatives Risk. Derivatives can be volatile and involve various types of degrees of risks including hedging risks. The use of derivatives in connection with the VMOT index’s hedging strategies may expose the index (and therefore the Fund) to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.

Fund of Funds Risk. VMOT primarily invests in the other Alpha Architect Funds and its performance largely depends on the investment performance of those underlying Alpha Architect Funds. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

INDICES

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Solactive 1-3 month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 50 U.S. equity securities with positive momentum.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 50 non-U.S. equity securities or their depository receipts with positive momentum.

The Alpha Architect Value Momentum Trend Index will be composed primarily of the other Funds included in this report which invest in either domestic or international equity securities and employ either a “momentum” or “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Indices do not incur any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ALPHA ARCHITECT ETFs

Alpha Architect U.S. Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*		Since Inception
	1 Year	5 Year	(October 21, 2014)
Alpha Architect U.S. Quantitative Value ETF	41.82%	9.81%	6.14%
Solactive GBS U.S. 1000 Index	30.65%	16.61%	13.85%
Alpha Architect U.S. Quantitative Value Index	41.94%	9.93%	6.37%

See “Index Overview” section for a description of each index.

*	This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 31, 2021 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% of Net Assets
Manufacturing	38.7%*
Retail Trade	25.1%*
Mining, Quarrying, and Oil and Gas Extraction	8.0%
Health Care and Social Assistance	7.7%
Professional, Scientific, and Technical Services	6.1%
Construction	5.7%
Information	4.1%
Wholesale Trade	4.0%
Money Market Funds	0.5%
Other Assets	0.1%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

ALPHA ARCHITECT ETFs

Alpha Architect International Quantitative Value ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*		Since Inception
	1 Year	5 Year	(December 16, 2014)
Alpha Architect International Quantitative Value ETF	12.00%	4.36%	3.43%
Solactive GBS Developed Markets ex N.A. Large & Mid Cap Index	26.05%	8.88%	6.80%
Alpha Architect International Quantitative Value Index	13.62%	5.31%	4.25%

See “Index Overview” section for a description of each index.

*	This chart assumes an initial gross investment of $10,000 made on December 16, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2021 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Consumer Discretionary	31.8%*
Materials	24.6%
Industrials	7.6%
Automobile & Components	4.1%
Machinery	4.1%
Metal Ore Mining	3.3%
Energy	2.5%
Oil & Gas & Consumable Fuels	2.2%
Technology	2.2%
Electrical Equipment	2.2%
Financials	2.1%
Wholesale Trade	2.1%
Consumer Staples	2.1%
Manufacturing	2.1%
Information Technology	2.0%
Health Care	1.9%
Mining	1.8%
Money Market Funds	0.7%
Other Assets	0.6%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

ALPHA ARCHITECT ETFs

Alpha Architect U.S. Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*		Since Inception
	1 Year	5 Year	(December 1, 2015)
Alpha Architect U.S. Quantitative Momentum ETF	17.45%	15.04%	12.45%
Solactive GBS U.S. 1000 Index	30.65%	16.61%	14.88%
Alpha Architect U.S. Quantitative Momentum Index	18.03%	15.36%	13.23%

See “Index Overview” section for a description of each index.

*	This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2021 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% of Net Assets
Manufacturing	30.9%*
Finance and Insurance	20.0%
Information	8.4%
Retail Trade	7.6%
Health Care and Social Assistance	6.2%
Professional, Scientific, and Technical Services	4.8%
Mining, Quarrying, and Oil and Gas Extraction	4.4%
Administrative and Support and Waste Management and Remediation Services	4.1%
Arts, Entertainment, and Recreation	2.2%
Accommodation and Food Services	2.1%
Materials	1.9%
Management of Companies and Enterprises	1.9%
Real Estate and Rental and Leasing	1.8%
Consumer Discretionary	1.7%
Wholesale Trade	1.6%
Money Market Funds	0.4%
Other Assets (a)	0.0%
Total	100.0%

(a)	less than 0.05%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

ALPHA ARCHITECT ETFs

Alpha Architect International Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*		Since Inception
	1 Year	5 Year	December 22, 2015
Alpha Architect International Quantitative Momentum ETF	19.83%	6.68%	6.47%
Solactive GBS Developed Markets ex N.A. Large & Mid Cap Index	26.05%	8.88%	8.23%
Alpha Architect International Quantitative Momentum Index	21.09%	8.09%	7.96%

See “Index Overview” section for a description of each index.

*	This chart assumes an initial gross investment of $10,000 made on December 22, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2021 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Industrials	29.6%*
Materials	12.0%
Health Care	11.9%
Consumer Discretionary	9.8%
Information Technology	9.8%
Communication Services	4.2%
Construction	4.1%
Financials	4.0%
Real Estate	3.8%
Energy	2.4%
Mining	2.1%
Telecommunication Services	2.0%
Utilities	2.0%
Consumer Staples	1.8%
Money Market Funds	0.3%
Other Assets	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

ALPHA ARCHITECT ETFs

Alpha Architect Value Momentum Trend ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception (May 2, 2017)
Alpha Architect Value Momentum Trend ETF	11.73%	2.30%
70% World Developed Stocks, 30% U.S. Treasury Bills-Solactive[1]	19.46%	8.91%
Alpha Architect Value Momentum Trend Index	12.59%	2.39%

See “Index Overview” section for a description of each index.

*	This chart assumes an initial gross investment of $10,000 made on May 2, 2017. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2021 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector[2]	% of Net Assets
Investment Companies	99.5%
Money Market Funds	0.5%
Other Assets (a)	0.0%
Total	100.0%

(a)	less than 0.05%

1.	35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return), 30% Solactive 1-3 month U.S. T-Bill Index.

2.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

ALPHA ARCHITECT ETFs

INDEX OVERVIEW (UNAUDITED)

SEPTEMBER 30, 2021

Solactive GBS United States 1000 Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

Solactive 1-3 month US T-Bill Index

The Solactive 1-3 month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

Alpha Architect U.S. Quantitative Value ETF Index

The Alpha Architect U.S. Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

Alpha Architect U.S. International Quantitative Value ETF Index

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

Alpha Architect U.S. Quantitative Momentum ETF Index

The Alpha Architect U.S. Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect International Quantitative Momentum ETF Index

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF Index

The Alpha Architect Value Momentum Trend ETF Index is comprised of other ETFs advised by the Adviser (“Alpha Architect ETFs”.) Currently there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2021

Shares		Value
COMMON STOCKS - 99.4%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 2.0%
175,558	H&R Block, Inc.	$4,388,950
Advertising, Public Relations, and Related Services - 2.0%
59,469	Omnicom Group, Inc.	4,309,124
Agriculture, Construction, and Mining Machinery Manufacturing - 2.0%
34,631	AGCO Corp.	4,243,336
Alumina and Aluminum Production and Processing - 2.1%
91,119	Alcoa Corp. (a)	4,459,364
Animal Slaughtering and Processing - 2.1%
57,656	Tyson Foods, Inc.	4,551,365
Automobile Dealers - 4.0%
35,655	AutoNation, Inc. (a)	4,341,353
13,087	Lithia Motors, Inc.	4,149,102
		8,490,455
Basic Chemical Manufacturing - 2.2%
52,381	Westlake Chemical Corp.	4,774,004
Cable and Other Subscription Programming - 2.0%
108,963	ViacomCBS, Inc.	4,305,128
Computer and Peripheral Equipment Manufacturing - 2.0%
159,687	HP, Inc.	4,369,036
Cut and Sew Apparel Manufacturing - 1.9%
134,707	Urban Outfitters, Inc. (a)	3,999,451
Cutlery and Handtool Manufacturing - 2.0%
20,537	Snap-on, Inc.	4,291,206
Department Stores - 5.7%
21,719	Dillards, Inc. - Class A	3,746,962
82,432	Kohl’s Corp.	3,881,723
198,027	Macy’s, Inc.	4,475,410
		12,104,095
Electronic Shopping and Mail-Order Houses - 2.0%
418,632	Qurate Retail, Inc.	4,265,860
Electronics and Appliance Stores - 2.0%
40,120	Best Buy Co., Inc.	4,241,085
General Medical and Surgical Hospitals - 3.8%
60,491	Tenet Healthcare Corp. (a)	4,019,022
29,974	Universal Health Services, Inc.	4,147,502
		8,166,524
Home Furnishings Stores - 2.0%
23,793	Williams-Sonoma, Inc.	4,219,213
Household Appliance Manufacturing - 2.0%
20,683	Whirlpool Corp.	4,216,436
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 2.0%
38,496	Arrow Electronics, Inc. (a)	4,322,716
Iron and Steel Mills and Ferroalloy Manufacturing - 7.6%
199,121	Cleveland-Cliffs, Inc. (a)	3,944,587
41,704	Nucor Corp.	4,107,427
70,531	Steel Dynamics, Inc.	4,124,653
185,366	United States Steel Corp.	4,072,491
		16,249,158

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2021

Shares		Value
Jewelry, Luggage, and Leather Goods Stores - 2.0%
52,839	Signet Jewelers Ltd. ADR (b)	$4,172,167
Medical and Diagnostic Laboratories - 3.8%
14,676	Laboratory Corp. of America Holdings (a)	4,130,413
28,109	Quest Diagnostics, Inc.	4,084,519
		8,214,932
Metal and Mineral (except Petroleum) Merchant Wholesalers - 2.0%
30,524	Reliance Steel & Aluminum Co.	4,347,228
Metal Ore Mining - 4.0%
132,189	Freeport-McMoRan, Inc.	4,300,108
74,644	Southern Copper Corp.	4,190,514
		8,490,622
Miscellaneous Store Retailers - 1.9%
66,121	Bath & Body Works, Inc.	4,167,607
Motor Vehicle Body and Trailer Manufacturing - 2.2%
64,670	Winnebago Industries, Inc.	4,685,341
Motor Vehicle Manufacturing - 2.1%
85,659	General Motors Co. (a)	4,515,086
Motor Vehicle Parts Manufacturing - 4.2%
102,631	BorgWarner, Inc.	4,434,685
28,464	Lear Corp.	4,454,047
		8,888,732
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.0%
56,672	Hologic, Inc. (a)	4,182,960
Nonmetallic Mineral Product Manufacturing - 1.9%
47,493	Owens Corning	4,060,651
Oil and Gas Extraction - 2.2%
215,999	APA Corp.	4,628,859
Radio and Television Broadcasting - 2.1%
29,634	Nexstar Media Group, Inc.	4,503,183
Residential Building Construction - 5.7%
44,243	Lennar Corp.	4,144,684
91,667	PulteGroup, Inc.	4,209,349
70,654	Toll Brothers, Inc.	3,906,460
		12,260,493
Semiconductor and Other Electronic Component Manufacturing - 2.0%
48,954	Atkore, Inc. (a)	4,255,082
Ship and Boat Building - 2.0%
45,743	Brunswick Corp.	4,357,936
Shoe Stores - 1.9%
88,908	Foot Locker, Inc.	4,059,539
Sporting Goods, Hobby, and Musical Instrument Stores - 1.8%
32,719	Dicks Sporting Goods, Inc.	3,918,755
Transportation Equipment Manufacturing - 2.1%
37,048	Polaris, Inc.	4,433,164
Wood Product Manufacturing - 2.1%
73,040	Louisiana-Pacific Corp.	4,482,465
	TOTAL COMMON STOCKS (Cost $207,253,694)	212,591,308

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2021

Shares		Value
MONEY MARKET FUNDS - 0.5%
1,041,886	First American Government Obligations Fund - Class X, 0.03% (c)	$1,041,886
	TOTAL MONEY MARKET FUNDS (Cost $1,041,886)	1,041,886

	TOTAL INVESTMENTS (Cost $208,295,580) - 99.9%	213,633,194
	Other Assets in Excess of Liabilities - 0.1%	134,569
	TOTAL NET ASSETS - 100.0%	$213,767,763

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.

(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2021

Shares		Value
COMMON STOCKS - 96.7%
Australia - 10.5%
103,821	Ansell Ltd.	$2,566,966
81,563	BHP Group Ltd.	2,217,713
148,151	BlueScope Steel Ltd.	2,195,670
176,718	Fortescue Metals Group Ltd.	1,911,266
677,634	Harvey Norman Holdings Ltd.	2,464,177
81,518	JB Hi-Fi Ltd.	2,682,653
		14,038,445
Denmark - 1.9%
951	AP Moller - Maersk A/S	2,575,255
France - 1.9%
16,715	Cie Generale des Etablissements Michelin SCA	2,571,241
Germany - 9.9%
32,231	Aurubis AG	2,440,939
41,183	Covestro AG	2,830,765
32,502	Daimler AG	2,888,397
31,528	HeidelbergCement AG	2,365,787
143,483	ProSiebenSat.1 Media SE	2,635,979
		13,161,867
Japan - 39.8%
71,583	Aisin Seiki Co., Ltd.	2,617,753
265,950	Asahi Kasei Corp.	2,859,151
133,883	Brother Industries Ltd.	2,967,693
54,983	EBARA Corp.	2,741,863
90,231	Honda Motor Co., Ltd.	2,801,097
107,580	Iida Group Holdings Co., Ltd.	2,784,833
141,474	Japan Tobacco, Inc.	2,783,845
44,911	Koito Manufacturing Co., Ltd.	2,719,800
290,840	Kuraray Co., Ltd.	2,817,067
200,505	Mitsubishi Electric Corp.	2,805,034
79,059	Mitsui Chemicals, Inc.	2,674,488
36,050	Nitto Denko Corp.	2,584,833
230,214	Panasonic Corp.	2,875,219
146,736	Seiko Epson Corp.	2,978,360
30,715	Shimamura Co., Ltd.	2,895,012
104,297	Sumitomo Heavy Industries Ltd.	2,756,076
228,266	Sumitomo Rubber Industries Ltd.	2,920,623
128,922	Toyoda Gosei Co., Ltd.	2,602,882
107,427	Yamaha Motor Co., Ltd.	3,011,566
		53,197,195
Luxembourg - 1.8%
44,404	Aperam S.A.	2,462,717
Malta - 1.7%
147,904	Kindred Group PLC	2,237,719
Netherlands - 2.0%
163,486	CNH Industrial N.V. ADR	2,715,502
Norway - 2.2%
393,615	Norsk Hydro ASA	2,950,171

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2021

Shares		Value
Spain - 1.9%
201,398	Acerinox S.A.	$2,587,170
Sweden - 11.9%
77,659	Boliden AB	2,504,242
106,583	Electrolux AB	2,462,960
89,752	Lundin Energy AB	3,350,424
106,633	SKF AB	2,528,673
559,602	SSAB AB (a)	2,407,956
230,348	Telefonaktiebolaget LM Ericsson	2,607,544
		15,861,799
United Kingdom - 11.2%
136,649	Antofagasta PLC	2,507,726
335,305	Evraz PLC	2,685,440
563,386	Kingfisher PLC	2,554,393
67,786	Persimmon PLC	2,436,814
36,972	Rio Tinto PLC	2,447,713
401,884	Royal Mail PLC	2,280,792
		14,912,878
	TOTAL COMMON STOCKS (Cost $133,388,578)	129,271,959

PREFERRED STOCKS - 2.0%
Germany - 2.0%
11,579	Volkswagen AG	2,597,194
	TOTAL PREFERRED STOCKS (Cost $2,753,528)	2,597,194

MONEY MARKET FUNDS - 0.7%
943,041	First American Government Obligations Fund - Class X, 0.03% (b)	943,041
	TOTAL MONEY MARKET FUNDS (Cost $943,041)	943,041

	TOTAL INVESTMENTS (Cost $137,085,147) - 99.4%	132,812,194
	Other Assets in Excess of Liabilities - 0.6%	820,737
	TOTAL NET ASSETS - 100.0%	$133,632,931

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.

(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2021

Shares		Value
COMMON STOCKS - 99.6%
Amusement Parks and Arcades - 2.2%
33,563	SeaWorld Entertainment, Inc. (a)	$1,856,705
Basic Chemical Manufacturing - 5.9%
7,389	Albemarle Corp.	1,617,969
74,636	Element Solutions, Inc.	1,618,108
37,212	Olin Corp.	1,795,479
		5,031,556
Clothing Stores - 3.5%
43,135	Abercrombie & Fitch Co. (a)	1,623,170
53,780	American Eagle Outfitters, Inc.	1,387,524
		3,010,694
Cut and Sew Apparel Manufacturing - 3.4%
28,559	Capri Holdings Ltd. ADR (a)	1,382,541
30,687	Kontoor Brands, Inc.	1,532,816
		2,915,357
Department Stores - 1.7%
8,428	Dillards, Inc. - Class A	1,453,999
Depository Credit Intermediation - 4.6%
3,040	SVB Financial Group (a)	1,966,515
17,570	Western Alliance Bancorp	1,911,968
		3,878,483
Electronic Shopping and Mail-Order Houses - 2.2%
29,787	Revolve Group, Inc. (a)	1,839,943
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.0%
4,095	Generac Holdings, Inc. (a)	1,673,504
Fabricated Metal Product Manufacturing - 1.9%
9,305	Axon Enterprise, Inc. (a)	1,628,561
Financial Investment Activities - 5.8%
10,413	Affiliated Managers Group, Inc.	1,573,300
14,639	Blackstone, Inc.	1,703,101
68,923	Invesco Ltd. ADR	1,661,734
		4,938,135
Footwear Manufacturing - 2.0%
11,932	Crocs, Inc. (a)	1,712,003
Gambling Industries - 2.1%
28,690	Boyd Gaming Corp. (a)	1,814,929
General Medical and Surgical Hospitals - 1.8%
23,550	Tenet Healthcare Corp. (a)	1,564,662
Heavy and Civil Engineering Construction - 1.9%
18,668	MasTec, Inc. (a)	1,610,675
Industrial Machinery Manufacturing - 1.8%
26,462	Kulicke & Soffa Industries, Inc.	1,542,205
Insurance Carriers - 1.9%
12,588	American Financial Group, Inc.	1,583,948
Iron and Steel Mills and Ferroalloy Manufacturing - 1.6%
14,252	Nucor Corp.	1,403,679
Jewelry, Luggage, and Leather Goods Stores - 2.1%
22,997	Signet Jewelers Ltd. ADR	1,815,843

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2021

Shares		Value
Leather and Allied Product Manufacturing - 1.8%
40,599	Tapestry, Inc.	$1,502,975
Medical Equipment and Supplies Manufacturing - 3.9%
11,152	Omnicell, Inc. (a)	1,655,291
12,828	STAAR Surgical Co. (a)	1,648,783
		3,304,074
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 3.8%
12,741	Novocure Ltd. ADR (a)	1,480,122
8,475	Shockwave Medical, Inc. (a)	1,744,833
		3,224,955
Nondepository Credit Intermediation - 9.5%
10,076	Capital One Financial Corp.	1,632,010
13,279	Discover Financial Services	1,631,325
77,552	Navient Corp.	1,530,101
30,394	OneMain Holdings, Inc.	1,681,700
92,950	SLM Corp.	1,635,920
		8,111,056
Oil and Gas Extraction - 2.1%
25,071	Denbury, Inc. (a)	1,761,238
Pharmaceutical and Medicine Manufacturing - 8.1%
20,607	Arvinas, Inc. (a)	1,693,483
34,623	Bridgebio Pharma, Inc. (a)	1,622,780
34,836	Celldex Therapeutics, Inc. (a)	1,880,796
4,306	Moderna, Inc. (a)	1,657,207
		6,854,266
Pipeline Transportation of Natural Gas - 2.3%
39,396	Targa Resources Corp.	1,938,677
Securities and Commodity Contracts Intermediation and Brokerage - 2.0%
12,607	Evercore Partners, Inc. - Class A	1,685,178
Semiconductor and Other Electronic Component Manufacturing - 2.0%
19,453	Atkore, Inc. (a)	1,690,855
Software Publishers - 13.8%
24,397	Apollo Medical Holdings, Inc. (a)	2,221,347
22,988	Asana, Inc. (a)	2,387,074
26,880	Bentley Systems, Inc.	1,630,003
8,007	Bill.com Holdings, Inc. (a)	2,137,469
6,446	Crowdstrike Holdings, Inc. (a)	1,584,298
12,504	Workiva, Inc. (a)	1,762,564
		11,722,755
Sporting Goods, Hobby, and Musical Instrument Stores - 1.9%
41,235	Academy Sports & Outdoors, Inc. (a)	1,650,225
	TOTAL COMMON STOCKS (Cost $86,819,265)	84,721,135

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2021

Shares		Value
MONEY MARKET FUNDS - 0.4%
364,364	First American Government Obligations Fund - Class X, 0.03% (b)	$364,364
	TOTAL MONEY MARKET FUNDS (Cost $364,364)	364,364

	TOTAL INVESTMENTS (Cost $87,183,629) - 100.0%	85,085,499
	Other Assets in Excess of Liabilities - 0.0% (c)	28,532
	TOTAL NET ASSETS - 100.0%	$85,114,031

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.

(b)	Rate shown is the 7-day effective yield.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2021

Shares		Value
COMMON STOCKS - 99.4%
Australia - 7.8%
316,289	Lynas Rare Earths Ltd. (a)	$1,534,318
39,351	Mineral Resources Ltd.	1,274,792
34,036	Pro Medicus Ltd.	1,343,753
102,906	Reece Ltd.	1,423,195
		5,576,058
Austria - 3.8%
14,220	Verbund AG	1,444,566
34,117	Voestalpine AG	1,266,198
		2,710,764
Cayman Islands - 3.3%
348,796	SITC International Holdings Co., Ltd.	1,252,317
365,304	Xinyi Glass Holdings Ltd.	1,093,380
		2,345,697
Denmark - 2.0%
529	AP Moller - Maersk A/S	1,432,502
Finland - 5.5%
36,775	Kesko OYJ	1,271,129
8,318	QT Group OYJ (a)	1,399,020
108,548	Wartsila OYJ Abp	1,301,998
		3,972,147
France - 2.2%
23,360	Publicis Groupe S.A.	1,576,455
Germany - 5.5%
50,022	Aixtron SE	1,255,620
6,834	Carl Zeiss Meditec AG	1,314,474
10,496	Eckert & Ziegler Strahlen-und Medizintechnik AG	1,356,833
1	Nordex SE (a)	17
		3,926,944
Ireland - 2.1%
249,536	Bank of Ireland Group PLC (a)	1,476,462
Isle Of Man - 2.3%
58,486	Entain PLC (a)	1,678,526
Israel - 2.2%
215,919	ICL Group Ltd.	1,587,270
Italy - 2.0%
23,848	Moncler S.p.A.	1,464,637
Japan - 15.4%
3,100	BayCurrent Consulting, Inc.	1,582,102
21,600	Jeol Ltd.	1,593,387
31,400	Kawasaki Kisen Kaisha Ltd. (a)	1,715,369
20,500	Mitsui OSK Lines Ltd.	1,392,515
19,700	Nippon Yusen K.K.	1,495,710
41,000	Renova, Inc. (a)	1,692,754
27,400	Taiyo Yuden Co., Ltd.	1,627,333
		11,099,170
Malta - 1.7%
82,708	Kindred Group PLC	1,251,334

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2021

Shares		Value
Netherlands - 2.0%
76,317	Stellantis N.V. ADR	$1,457,655
New Zealand - 2.1%
301,878	Fletcher Building Ltd.	1,496,323
Norway - 4.1%
356,139	Elkem ASA	1,544,861
45,968	Nordic Semiconductor ASA (a)	1,380,867
		2,925,728
Spain - 4.0%
113,465	Acerinox S.A.	1,457,578
36,436	Fluidra S.A.	1,453,979
		2,911,557
Sweden - 11.5%
37,031	Getinge AB	1,479,649
46,360	Indutrade AB	1,294,250
39,050	Kinnevik AB (a)	1,378,999
40,643	Sagax AB	1,271,138
270,348	Samhallsbyggnadsbolaget i Norden AB	1,497,130
69,828	SINCH AB (a)	1,364,750
		8,285,916
Switzerland - 6.0%
4,173	Kuehne & Nagel International AG	1,430,180
798	Straumann Holding AG	1,441,529
3,596	VAT Group AG	1,428,445
		4,300,154
United Kingdom - 13.9%
19,893	Ashtead Group PLC	1,513,345
657,130	BT Group PLC (a)	1,414,896
187,444	Evraz PLC	1,501,229
288,875	Ferrexpo PLC	1,273,561
28,562	Future PLC	1,420,076
227,917	Royal Mail PLC	1,293,486
140,300	S4 Capital PLC (a)	1,597,390
		10,013,983
	TOTAL COMMON STOCKS (Cost $70,580,813)	71,489,282

MONEY MARKET FUNDS - 0.4%
240,948	First American Government Obligations Fund Class X, 0.03% (b)	240,948
	TOTAL MONEY MARKET FUNDS (Cost $240,948)	240,948

	TOTAL INVESTMENTS (Cost $70,821,761) - 99.8%	71,730,230
	Other Assets in Excess of Liabilities - 0.2%	176,525
	TOTAL NET ASSETS - 100.0%	$71,906,755

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.

(b)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
September 30, 2021

Shares		Value
INVESTMENT COMPANIES - 99.5%
International Developed Equity - 57.7%
411,798	Alpha Architect International Quantitative Momentum ETF (a)(b)	$14,032,799
455,020	Alpha Architect International Quantitative Value ETF (a)(b)	12,294,640
		26,327,439
U.S. Equity - 41.8%
187,461	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)(c)	9,237,459
288,306	Alpha Architect U.S. Quantitative Value ETF (a)(b)	9,861,507
		19,098,966
	TOTAL INVESTMENT COMPANIES (Cost $42,235,133)	45,426,405

MONEY MARKET FUNDS - 0.5%
221,927	First American Government Obligations Fund - Class X, 0.03% (d)	221,927
	TOTAL MONEY MARKET FUNDS (Cost $221,927)	221,927

	TOTAL INVESTMENTS (Cost $42,457,060) - 100.0%	45,648,332
	Other Liabilities in Excess of Assets - 0.0% (e)	(9,884)
	TOTAL NET ASSETS - 100.0%	$45,638,448

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.

(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $23,434,184.

(c)	Non-Income producing security.

(d)	Rate shown is the 7-day effective yield.

(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2021

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$213,633,194	$132,812,194
Dividends and interest receivable	223,516	1,026,398
Receivable for investments sold	-	8,776,286
Total assets	213,856,710	142,614,878
Liabilities:
Accrued investment advisory fees	88,947	70,857
Payable for fund shares redeemed	-	8,909,518
Spot trade payable	-	1,572
Total liabilities	88,947	8,981,947
Net Assets	$213,767,763	$133,632,931

Net Assets Consist of:
Capital stock	$278,895,544	$186,474,536
Total Distributable Earnings	(65,127,781)	(52,841,605)
Net Assets:	$213,767,763	$133,632,931

Calculation of Net Asset Value Per Share:
Net Assets	$213,767,763	$133,632,931
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	6,260,000	4,925,000
Net Asset Value per Share	$34.15	$27.13

Cost of Investments	$208,295,580	$137,085,147

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2021

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$85,085,499	$71,730,230
Dividends and interest receivable	64,403	214,403
Total assets	85,149,902	71,944,633
Liabilities:
Accrued investment advisory fees	35,871	37,878
Total liabilities	35,871	37,878
Net Assets	$85,114,031	$71,906,755

Net Assets Consist of:
Capital stock	$134,119,904	$112,935,950
Total Distributable Earnings	(49,005,873)	(41,029,195)
Net Assets:	$85,114,031	$71,906,755

Calculation of Net Asset Value Per Share:
Net Assets	$85,114,031	$71,906,755
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,730,000	2,100,000
Net Asset Value per Share	$49.20	$34.24

Cost of Investments	$87,183,629	$70,821,761

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2021

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$45,426,405
Non-affiliated investments, at value	221,927
Interest receivable	3
Total assets	45,648,335
Liabilities:
Accrued investment advisory fees	9,780
Due to Broker	107
Total liabilities	9,887
Net Assets	$45,638,448

Net Assets Consist of:
Capital Stock	$61,578,612
Total Distributable Earnings	(15,940,164)
Net Assets:	$45,638,448

Calculation of Net Asset Value Per Share:
Net Assets	$45,638,448
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,710,000
Net Asset Value per Share	$26.69

Cost of Investments in Affiliates	$42,235,133
Cost of Non-Affiliated Investments	$221,927

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2021

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $341,209, respectively)	$3,159,836	$4,255,770
Interest income	221	253
Total investment income	3,160,057	4,256,023

Expenses:
Investment advisory fees	851,621	743,520
Other expenses	-	15,136
Total expenses	851,621	758,656

Net investment income	2,308,436	3,497,367

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	49,082,936	8,450,594
Foreign currency	-	(427,880)
Other	-	3,552
	49,082,936	8,026,266
Net change in unrealized appreciation (depreciation) on:
Investments	231,432	4,451,601
Foreign currency	-	(6,247,820)
	231,432	(1,796,219)
Net realized and unrealized gain on investments:	49,314,368	6,230,047
Net increase in net assets resulting from operations	$51,622,804	$9,727,414

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2021

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $106,184, respectively)	$349,281	$1,263,647
Interest income	96	90
Total investment income	349,377	1,263,737

Expenses:
Investment advisory fees	471,796	519,142
Other expenses	65	4,825
Total expenses	471,861	523,967

Net investment income	(122,484)	739,770

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	21,479,757	24,020,613
Foreign currency	-	(60,917)
Other	-	2,054
	21,479,757	23,961,750
Net change in unrealized depreciation on:
Investments	(10,937,654)	(5,446,007)
Foreign currency translation	-	(2,203,084)
	(10,937,654)	(7,649,091)
Net realized and unrealized gain	10,542,103	16,312,659
Net increase in net assets resulting from operations	$10,419,619	$17,052,429

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2021

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$417,478
Interest income	42
Total investment income	417,520

Expenses:
Investment advisory fees	219,829
Broker Interest Expense	19,473
Other expenses	86
Total expenses	239,388
Less: Reimbursement of expenses from Advisor (Note 3)	(101,187)
Net expenses	138,201

Net investment income	279,319

Realized and Unrealized Loss on Investments:
Net realized gain (loss) on:
Investments in affiliates	2,557,751
Securities sold short	(3,884,285)
(1,326,534)
Net change in unrealized appreciation on:
Investments in affiliates	6,360,728
6,360,728
Net realized and unrealized gain on investments	5,034,194
Net increase in net assets resulting from operations	$5,313,513

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,308,436	$2,273,984	$3,497,367	$1,953,129
Net realized loss on investments	49,082,936	(15,783,597)	8,026,266	(13,532,602)
Net change in unrealized appreciation (depreciation) on investments	231,432	6,817,240	(1,796,219)	4,289,384
Net increase (decrease) in net assets resulting from operations	51,622,804	(6,692,373)	9,727,414	(7,290,089)

Distributions to Shareholders:
Net investment income	(2,358,917)	(1,904,150)	(2,566,179)	(2,076,341)
Total distributions	(2,358,917)	(1,904,150)	(2,566,179)	(2,076,341)

Capital Share Transactions:
Proceeds from shares sold	373,495,070	144,882,911	256,365,180	51,944,060
Payments for shares redeemed	(322,643,741)	(114,575,250)	(222,462,888)	(30,302,390)
Net increase in net assets from net change in capital share transactions	50,851,329	30,307,661	33,902,292	21,641,670
Total increase (decrease) in net assets	100,115,216	21,711,138	41,063,527	12,275,240
Net Assets:
Beginning of year	113,652,547	91,941,409	92,569,404	80,294,164
End of year	$213,767,763	$113,652,547	$133,632,931	$92,569,404

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,650,000	3,300,000	3,750,000	3,000,000
Shares sold	11,760,000	6,050,000	9,300,000	1,850,000
Shares repurchased	(10,150,000)	(4,700,000)	(8,125,000)	(1,100,000)
Shares outstanding, end of year	6,260,000	4,650,000	4,925,000	3,750,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$(122,484)	$114,583	$739,770	$728,743
Net realized gain on investments	21,479,757	13,936,883	23,961,750	2,383,083
Net change in unrealized appreciation (depreciation) on investments	(10,937,654)	6,873,824	(7,649,091)	6,706,619
Net increase in net assets resulting from operations	10,419,619	20,925,290	17,052,429	9,818,445

Distributions to Shareholders:
Net investment income	-	(39,192)	(150,000)	(619,693)
Return of capital	-	(45,177)	-	-
Total distributions	-	(84,369)	(150,000)	(619,693)

Capital Share Transactions:
Proceeds from shares sold	181,109,679	127,249,345	128,333,599	120,970,125
Payments for shares redeemed	(179,722,907)	(130,326,305)	(156,353,568)	(103,532,555)
Net increase (decrease) in net assets from net change in capital share transactions	1,386,772	(3,076,960)	(28,019,969)	17,437,570
Total increase (decrease) in net assets	11,806,391	17,763,961	(11,117,540)	26,636,322
Net Assets:
Beginning of year	73,307,640	55,543,679	83,024,295	56,387,973
End of year	$85,114,031	$73,307,640	$71,906,755	$83,024,295

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,750,000	1,850,000	2,900,000	2,200,000
Shares sold	3,440,000	3,650,000	3,800,000	4,650,000
Shares repurchased	(3,460,000)	(3,750,000)	(4,600,000)	(3,950,000)
Shares outstanding, end of year	1,730,000	1,750,000	2,100,000	2,900,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Value Momentum Trend ETF
	Year Ended September 30, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$279,319	$84,340
Net realized loss on investments	(1,326,534)	(3,908,288)
Net change in unrealized appreciation on investments	6,360,728	5,155,734
Net increase in net assets resulting from operations	5,313,513	1,331,786

Distributions to Shareholders:
Net investment income	(40,000)	(1,105,437)
Total distributions	(40,000)	(1,105,437)

Capital Share Transactions:
Proceeds from shares sold	2,979,058	5,194,325
Payments for shares redeemed	(12,223,328)	(36,965,000)
Net decrease in net assets from net change in capital share transactions	(9,244,270)	(31,770,675)
Total increase (decrease) in net assets	(3,970,757)	(31,544,326)
Net Assets:
Beginning of year	49,609,205	81,153,531
End of year	$45,638,448	$49,609,205

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,075,000	3,450,000
Shares sold	110,000	225,000
Shares repurchased	(475,000)	(1,600,000)
Shares outstanding, end of year	1,710,000	2,075,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS

September 30, 2021

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period
Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2021	$24.44	0.42	9.74	10.16	(0.45)	-	(0.45)	$34.15
Year Ended September 30, 2020	$27.86	0.59	(3.51)	(2.92)	(0.50)	-	(0.50)	$24.44
Year Ended September 30, 2019	$31.04	0.51	(3.32)	(2.81)	(0.37)	-	(0.37)	$27.86
Year Ended September 30, 2018	$27.11	0.39	3.88	4.27	(0.34)	-	(0.34)	$31.04
Year Ended September 30, 2017	$23.12	0.32	3.98	4.30	(0.31)	-	(0.31)	$27.11

Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2021	$24.69	0.78	2.19	2.97	(0.53)	-	(0.53)	$27.13
Year Ended September 30, 2020	$26.76	0.58	(2.05)	(1.47)	(0.60)	-	(0.60)	$24.69
Year Ended September 30, 2019	$30.78	0.73	(3.99)	(3.26)	(0.76)	-	(0.76)	$26.76
Year Ended September 30, 2018	$31.89	0.84	(1.11)	(0.27)	(0.84)	-	(0.84)	$30.78
Year Ended September 30, 2017	$24.66	0.62	7.13	7.75	(0.52)	-	(0.52)	$31.89

Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2021	$41.89	(0.07)	7.38	7.31	-	-	-	$49.20
Year Ended September 30, 2020	$30.02	0.06	11.85	11.91	(0.02)	(0.02)	(0.04)	$41.89
Year Ended September 30, 2019	$33.99	(0.00)(8)	(3.96)	(3.96)	(0.01)	-	(0.01)	$30.02
Year Ended September 30, 2018	$27.15	(0.03)	6.87	6.84	-	-	-	$33.99
Year Ended September 30, 2017	$24.56	0.06	2.61	2.67	(0.07)	(0.01)	(0.08)	$27.15

Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2021	$28.63	0.20	5.40	5.68	(0.07)	-	(0.07)	$34.24
Year Ended September 30, 2019	$25.63	0.29	2.97	3.26	(0.26)	-	(0.26)	$28.63
Year Ended September 30, 2019	$28.39	0.28	(2.69)	(2.41)	(0.35)	-	(0.35)	$25.63
Year Ended September 30, 2018	$28.24	0.27	0.15	0.42	(0.27)	-	(0.27)	$28.39
Year Ended September 30, 2017	$25.88	0.28	2.26	2.54	(0.18)	-	(0.18)	$28.24

Alpha Architect Value Momentum Trend ETF
Year Ended September 30, 2021	$23.91	0.15	2.65	2.80	(0.02)	-	(0.02)	$26.69
Year Ended September 30, 2020	$23.52	0.03	0.72	0.75	(0.36)	-	(0.36)	$23.91
Year Ended September 30, 2019	$28.98	0.09	(5.43)	(5.34)	(0.12)	-	(0.12)	$23.52
Year Ended September 30, 2018	$27.10	0.34	1.87	2.21	(0.33)	-	(0.33)	$28.98
May 3, 2017(7) to September 30, 2017	$25.00	0.13	2.06	2.19	(0.09)	(0.00)(8)	(0.09)	$27.10

ALPHA ARCHITECT ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

September 30, 2021

			Ratios to Average Net Assets
	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(6)
Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2021	41.82%	$213,768	0.49%	0.49%	1.33%	44%
Year Ended September 30, 2020	(10.52%)	$113,653	0.49%	0.49%	2.36%	78%
Year Ended September 30, 2019	(8.43%)	$91,941	0.59%	0.59%	1.83%	77%
Year Ended September 30, 2018	15.72%	$124,150	0.79%	0.79%	1.28%	46%
Year Ended September 30, 2017	18.71%	$74,565	0.79%	0.79%	1.28%	81%

Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2021	12.00%	$133,633	0.60%	0.60%	2.78%	103%
Year Ended September 30, 2020	(5.47%)	$92,569	0.59%	0.59%	2.26%	76%
Year Ended September 30, 2019	(10.46%)	$80,294	0.66%	0.66%	2.70%	76%
Year Ended September 30, 2018	(0.92%)	$103,097	0.79%	0.79%	2.62%	30%
Year Ended September 30, 2017	31.77%	$68,554	0.79%	0.79%	2.18%	44%

Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2021	17.45%	$85,114	0.49%	0.49%	(0.13)%	120%
Year Ended September 30, 2020	39.79%	$73,308	0.49%	0.49%	0.18%	84%
Year Ended September 30, 2019	(11.63%)	$55,544	0.59%	0.59%	(0.01)%	115%
Year Ended September 30, 2018	25.19%	$84,981	0.79%	0.79%	(0.11)%	91%
Year Ended September 30, 2017	10.90%	$39,370	0.79%	0.79%	0.24%	168%

Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2021	19.83%	$71,907	0.60%	0.60%	0.84%	99%
Year Ended September 30, 2019	13.00%	$83,024	0.59%	0.59%	1.13%	158%
Year Ended September 30, 2019	(8.45%)	$56,388	0.66%	0.66%	1.09%	135%
Year Ended September 30, 2018	1.42%	$65,296	0.79%	0.79%	0.91%	119%
Year Ended September 30, 2017	9.90%	$43,767	0.79%	0.79%	1.11%	105%

Alpha Architect Value Momentum Trend ETF
Year Ended September 30, 2021	11.73%	$45,639	0.28%(9)	0.49%(9)	0.57%	3%
Year Ended September 30, 2020	3.10%	$49,609	1.18%(9)	1.40%(9)	0.14%	20%
Year Ended September 30, 2019	(18.43%)	$81,154	1.84%(9)	2.14%(9)	0.37%	155%
Year Ended September 30, 2018	8.17%	$130,416	0.01%(5)(9)	0.46%(5)(9)	1.16%(5)	44%
May 3, 2017(7) to September 30, 2017	8.77%	$40,644	0.00%(9)	0.45%(9)	1.27%	0%(8)

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(7)	Commencement of operations.
(8)	Rounds to less than $.005.
(9)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually, a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities

The Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of the other ETFs referenced in this report (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” For Alpha Architect U.S. Quantitative Value ETF and Alpha Architect U.S. Quantitative Momentum ETF a creation unit consists of 10,000 shares. For Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 25,000 shares. During a portion of the period covered by this report, a creation unit for Alpha Architect Value Momentum Trend ETF consisted of 25,000 shares. However, effective as of January 29, 2021, a Creation Unit for Alpha Architect Value Momentum Trend ETF consists of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2021, the Funds did not hold any securities valued by an investment committee.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total

Alpha Architect U.S. Quantitative Value ETF Assets*
Common Stocks	$212,591,308	$-	$-	$212,591,308
Money Market Funds	1,041,886	-	-	1,041,886
Total Investments in Securities	$213,633,194	$-	$-	$213,633,194

Alpha Architect International Quantitative Value ETF Assets*
Common Stocks	$129,271,959	$-	$-	$129,271,959
Preferred Stocks	2,597,194	-	-	2,597,194
Money Market Funds	943,041	-	-	943,041
Total Investments in Securities	$132,812,194	$-	$-	$132,812,194

Alpha Architect U.S. Quantitative Momentum ETF Assets*
Common Stocks	$84,721,135	$-	$-	$84,721,135
Money Market Funds	364,364	-	-	364,364
Total Investments in Securities	$85,085,499	$-	$-	$85,085,499

Alpha Architect International Quantitative Momentum ETF Assets*
Common Stocks	$71,489,282	$-	$-	$71,489,282
Money Market Funds	240,948	-	-	240,948
Total Investments in Securities	$71,730,230	$-	$-	$71,730,230

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

Description	Level 1	Level 2	Level 3	Total

Alpha Architect Value Momentum Trend ETF Assets*
Investment Companies	$45,426,405	$-	$-	$45,426,405
Money Market Funds	221,927	-	-	221,927
Total Investments in Securities	$45,648,332	$-	$-	$45,648,332

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended September 30, 2021, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. During the fiscal year ended September 30, 2021, the Fund did not participate in any hedging activity.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2021, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2021, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2021 the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$-	$(55,406,385)	$55,406,385
Alpha Architect International Quantitative Value ETF	1,696,223	(24,595,892)	22,899,669
Alpha Architect U.S. Quantitative Momentum ETF	49,663	(39,095,618)	39,045,955
Alpha Architect International Quantitative Momentum ETF	405,416	(29,968,048)	29,562,632
Alpha Architect Value Momentum Trend ETF	-	(2,245,807)	2,245,807

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At a Board meeting held on October 1, 2021, the Trustees, including each Trustee, who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreements for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF. A description of the Board’s consideration is included in the “BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS” section of this annual report.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%*

*	The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least February 28, 2022 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. For the fiscal year ended September 30, 2021, the annual rate after fee waivers the Fund paid to the Adviser was 0.24%. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2021, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$388,634,705	$75,671,909
Alpha Architect International Quantitative Value ETF	332,054,888	126,494,324
Alpha Architect U.S. Quantitative Momentum ETF	261,522,879	111,981,545
Alpha Architect International Quantitative Momentum ETF	200,941,719	84,369,418
Alpha Architect Value Momentum Trend ETF	1,385,962	5,022,753

For the fiscal year ended September 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$57,700,886	$320,617,406
Alpha Architect International Quantitative Value ETF	46,272,412	218,753,657
Alpha Architect U.S. Quantitative Momentum ETF	29,847,206	178,198,349
Alpha Architect International Quantitative Momentum ETF	5,524,169	149,790,499
Alpha Architect Value Momentum Trend ETF	2,971,394	12,317,609

For the fiscal year ended September 30, 2021, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$49,747,537	$5,658,848
Alpha Architect International Quantitative Value ETF	19,702,708	3,196,961
Alpha Architect U.S. Quantitative Momentum ETF	36,778,267	2,317,351
Alpha Architect International Quantitative Momentum ETF	26,408,591	3,154,041
Alpha Architect Value Momentum Trend ETF	855,297	1,390,510

There were no purchases or sales of U.S. Government securities during the year.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal year ended September 30, 2021:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$10,021,194	$13,341,243	$10,665,262	$15,463,236	$49,490,935
Purchases	738,872	1,547,110	646,005	1,425,369	4,357,356
Proceeds from Sales	(4,332,386)	(3,699,951)	(3,880,129)	(5,427,896)	(17,340,362)
Net Realized Gains (Losses)	826,678	(85,667)	1,437,716	379,023	2,557,750
Change in Unrealized Appreciation (Depreciation)	2,607,149	1,191,905	368,605	2,193,067	6,360,726
Value, End of Period	9,861,507	12,294,640	9,237,459	14,032,799	45,426,405
Dividend Income	144,689	243,375	-	29,414	417,478
Return of Capital Distributions	-	-	-	-	-
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	409,498	536,655	254,080	538,391
Number of Shares Purchased	23,229	53,637	12,362	40,786
Number of Shares Sold	(144,421)	(135,272)	(78,981)	(167,379)
Shares, End of Period	288,306	455,020	187,461	411,798

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2021 were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$208,323,858	$137,117,081	$87,183,629	$70,822,838	$42,738,119
Gross tax unrealized appreciation	11,098,452	5,616,237	3,998,058	6,398,417	5,769,047
Gross tax unrealized depreciation	(5,789,115)	(9,920,535)	(6,096,188)	(5,491,024)	(2,851,523)
Net tax unrealized appreciation (depreciation)	$5,309,337	$(4,304,298)	$(2,098,130)	$907,393	$2,917,524
Undistributed ordinary income	507,447	2,990,379	-	789,442	40,900
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	507,447	2,990,379	-	789,442	40,900
Other accumulated gain (loss)	(70,944,565)	(51,527,686)	(46,907,743)	(42,726,030)	(18,898,588)
Total accumulated gain (loss)	$(65,127,781)	$(52,841,605)	$(49,005,873)	$(41,029,195)	$(15,940,164)

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2021, the Funds did not defer any qualified late year losses. At September 30, 2021, the following funds deferred, on a tax basis, post-October losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	72,821	-
Alpha Architect International Quantitative Momentum ETF	-	-
Alpha Architect Value Momentum Trend ETF	-	-

At September 30, 2021, the Funds had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(54,218,282)	$(16,726,283)
Alpha Architect International Quantitative Value ETF	(37,924,018)	(13,603,668)
Alpha Architect U.S. Quantitative Momentum ETF	(46,834,922)	-
Alpha Architect International Quantitative Momentum ETF	(42,726,030)	-
Alpha Architect Value Momentum Trend ETF	(18,898,588)	-

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years ended September 30, 2021, and September 30, 2020, were as follows:

	Fiscal Year Ended September 30, 2021	Fiscal Year Ended September 30, 2020
	Ordinary Income	Ordinary Income	Return of Capital
Alpha Architect U.S. Quantitative Value ETF	$2,358,917	$1,904,150
Alpha Architect International Quantitative Value ETF	2,566,179	2,076,341
Alpha Architect U.S. Quantitative Momentum ETF	-	39,192	45,177
Alpha Architect International Quantitative Momentum ETF	150,000	619,693
Alpha Architect Value Momentum Trend ETF	40,000	1,105,437

NOTE 8 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2021

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Funds’ distributor, as approved by the Board on September 15, 2021.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as noted below, there were no transactions that occurred during the period subsequent to September 30, 2021, that materially impacted the amounts or disclosures in the Funds’ financial statements.

On October 1, 2021, the Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) recently met to consider the approval of the continuance of investment advisory agreement between the Trust, on behalf of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, and Empowered Funds, LLC (the “Adviser”). The Board also met to consider the approval of the continuance of the investment advisory agreement between the Trust, on behalf of the Alpha Architect Value Momentum Trend ETF, and the Adviser. A discussion of the Board’s considerations is included in this annual report.

On October 1, 2021 the Board approved the use of securities lending by the Funds. Each Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with each Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

To the extent a Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, each Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Funds also bear the risk that the value of investments made with collateral may decline.

For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

ALPHA ARCHITECT ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700
DENVER, COLORADO 80237
TELEPHONE: (303) 753-1959
FAX: (303) 753-0338
www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (each a series of Alpha Architect ETF Trust, the “Trust” and collectively, the “Funds”) as of September 30, 2021, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Alpha Architect U.S. Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), and Alpha Architect International Quantitative Momentum ETF (“IMOM”)	For the year ended September 30, 2021	For the years ended September 30, 2021 and 2020.	For the years ended September 30, 2021, 2020, 2019, 2018, and 2017.
Alpha Architect Value Momentum Trend ETF (“VMOT”)	For the year ended September 30, 2021	For the years ended September 30, 2021 and 2020.	For the years ended September 30, 2021, 2020, 2019, 2018, and the period from May 3, 2017 through September 30, 2017.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

ALPHA ARCHITECT ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies within the Alpha Architect ETF Trust since 2016.

Denver, Colorado

November 22, 2021

ALPHA ARCHITECT ETFs

EXPENSE EXAMPLE
SEPTEMBER 30, 2021 (UNAUDITED)

As a shareholder of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and/or Alpha Architect Value Momentum Trend ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2021 to September 30, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher. The expenses for the Alpha Architect Value Momentum Trend ETF shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period April 1, 2020 to September 30, 2021
Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$1,055.10	$2.52
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.61	2.48
Alpha Architect International Quantitative Value ETF[1]
Actual	0.61%	$1,000.00	$958.90	$3.00
Hypothetical (5% annual return before expenses)	0.61%	1,000.00	1,022.01	3.09
Alpha Architect U.S. Quantitative Momentum ETF[1]
Actual	0.49%	$1,000.00	$937.80	$2.38
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.61	2.48
Alpha Architect International Quantitative Momentum ETF[1]
Actual	0.60%	$1,000.00	$1,020.00	$3.04
Hypothetical (5% annual return before expenses)	0.60%	1,000.00	1,022.06	3.04
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	0.24%[3]	$1,000.00	$987.70	$1.20
Hypothetical (5% annual return before expenses)	0.24%	1,000.00	1,023.87	1.22

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.
2.	The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets.
3.	Expense ratios do not include expenses of the Underlying ETFs in which the Fund invests.

ALPHA ARCHITECT ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund,” and collectively, the “Funds”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 13, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2021. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

ALPHA ARCHITECT ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	88.48%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	100.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETFs

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2021. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	332,403	0.067493	100.00%
Alpha Architect International Quantitative Momentum ETF	87,274	0.041559	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ALPHA ARCHITECT ETFs

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

ALPHA ARCHITECT ETFs

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	16	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	16	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Associate Editor of The Financial Review (2009 – present); Advances in Quantitative Analysis of Finance and Accounting (2010 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present); Member of FINRA’s Market Regulation Committee (2009 – present)	16	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on October 1, 2021, to consider the approval of the continuation of the Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF, and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve continuation of the Advisory Agreements. In connection therewith, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust (virtually), who provided assistance and advice.

In reaching the decision to approve continuation of the Advisory Agreements, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance and investment strategies. Information furnished by the Adviser specifically in connection with the renewal of the Advisory Agreements included, among other things, information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the Advisory Agreements.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be continued to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for continuing to provide investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be continued to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

2)	Performance. The Board considered the relative performance information for each of the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds. Peer performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).

Alpha Architect U.S. Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as a passively-managed ETF focused on value stocks in the US stock market. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Value Index. In addition, the Fund is benchmarked against the Solactive GBS U.S. 1000 Net Total Return Index. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and thirty-six months. In particular it was noted the Fund’s performance placed it in the second lowest (45%), lowest (22%), and lowest (12%) performance quartiles, respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed the performance of a fund that served as benchmark representative on a one-year, three-year, and since inception basis. The Board was not satisfied with the Fund’s performance but viewed it as reasonable given the Fund’s high active share level and the rules-based nature of the management of the Fund. The Board was satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (UNAUDITED)

Alpha Architect International Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as a passively-managed ETF focused on value stocks in the stock markets outside of the United States. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Value Index. In addition, the Fund is benchmarked against the Solactive GBS Developed Markets ex North America Large NTR Index. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, thirty-six, and sixty months. In particular, it was noted the Fund’s performance placed it in the lowest quartile (18%), lowest quartile (1%), and highest quartile (41%), respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund outperformed a fund that served as benchmark representative on a one-year and since inception basis, but underperformed on a three-year basis. The Board was generally satisfied with the performance of the Fund given the Fund’s high active share level and the rules-based nature of the management of the Fund. The Board was also satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as a passively-managed ETF focused on momentum stocks in the US stock market. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Momentum Index. In addition, the Fund is benchmarked against the Solactive GBS United States 1000 NTR Index. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and sixty months. In particular, it was noted the Fund’s performance placed it in the lowest quartile (26%), second lowest quartile (51%), and lowest quartile (97%) performance quartiles, respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed the performance of a fund that served as benchmark representative on a one-year, three-year and since-inception basis. The Board was not satisfied with the Fund’s performance but viewed it as reasonable given the Fund’s high active share level and the rules-based nature of the management of the Fund. The Board was satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

Alpha Architect International Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as a passively-managed ETF focused on momentum stocks in the stock markets outside of the United States. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Momentum Index. In addition, the Fund is benchmarked against the Solactive GBS Developed Markets ex North America Large NTR Index. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and sixty months. In particular, it was noted the Fund’s performance placed it in the second lowest quartile (27%), lowest quartile (20%), and lowest quartile (39%), respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed the performance of a fund that served as benchmark representative on a one-year, three-year and since-inception basis. The Board was not satisfied with the Fund’s performance but viewed it as reasonable given the Fund’s high active share level and the rules-based nature of the management of the Fund. The Board was satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

Alpha Architect Value Momentum Trend ETF: The Board considered the relative performance information for the Fund. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Fund.

The Board noted that the Fund tracks the Alpha Architect Value Momentum Trend Index. In addition, the Fund has a blended benchmarked, which is comprised of 35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index, 30% Solactive 1-3 month U.S. T-Bill Index. In addition, the Board of Trustees has defined a separate benchmark for VMOT, which is comprised of ten comparable ETFs and is calculated in the “dashboard” materials.

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (UNAUDITED)

The Board considered two separate third-party peer group analyses that included performance against both other exchanged-traded funds and mutual funds, each of which reflected data as of July 29, 2021. One report compared VMOT’s performance versus peers that engaged in hedging; and the other report compared VMOT’s performance versus unhedged peers. For the unhedged report, the Board examined the Fund’s net expense ratio versus its peers and its performance over the prior twelve, twenty-four, and thirty-six month periods. In particular, it was noted the Fund’s performance placed it in the lowest quartile (19%, 13%, -5%) for each of those periods, versus its ETF peers, respectively.

For the hedged report, the Board examined the Fund’s net expense ratio versus its peers and its performance over the prior twelve, twenty-four, and thirty-six months. In particular, it was noted the Fund’s performance placed it in the highest quartile (19%), second lowest quartile (13%), and lowest quartile (-5%) for each of those periods, versus its ETF peers, respectively. In addition, the Board considered other Fund performance information provided in the Materials.

The Board was not satisfied with the Fund’s performance; however, the Board was satisfied with the Fund’s construction and understood that the Fund was passively-managed, and its performance was in line with that of its index.

3)	Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be continued to be provided by the Adviser. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis where applicable. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds. Nonetheless, the Board considered, among other information, the data provided in the third-party report.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the second highest versus ETFs on both a standard and active fee basis. Additionally, the Fund’s fees were in the lowest quartile versus mutual funds on both a standard and active fee basis. The Fund’s management fee was in the highest quartile versus its ETF peers and in the lowest quartile versus mutual fund peers. The Board was satisfied with the Fund’s current fee level.

Alpha Architect International Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the highest and second highest quartiles, respectively, versus ETFs on a standard and active fee basis. The Fund’s management fee was in the highest quartile versus its ETF peers and in the lowest quartile versus mutual fund peers. Additionally, the Fund’s fees were in the lowest quartile versus mutual funds on both a standard and active fee basis. The Board was satisfied with the Fund’s current fee level.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s total expense ratio and net expense ratio were in the highest quartile versus ETFs on both a standard and active fee basis. Additionally, the Fund’s fees were in the lowest quartile versus mutual funds on both a standard and active fee basis, respectively. The Fund’s management fee was in the highest quartile versus its ETF peers and in the lowest quartile versus mutual fund peers. The Board was satisfied with the Fund’s current fee level.

Alpha Architect International Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the second lowest versus ETFs on a both standard and active fee basis. Additionally, the Fund’s fees were in the lowest quartile versus mutual funds on both a standard and active fee basis. The Fund’s management fee was in the second lowest quartile versus its ETF peers and in the lowest quartile versus mutual fund peers. The Board was satisfied with the Fund’s current fee level.

ALPHA ARCHITECT ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (UNAUDITED)

Alpha Architect Value Momentum Trend ETF: The Board considered two separate third-party peer group analyses that included fee comparisons against both other exchanged-traded funds and mutual funds. One analysis provided data against unhedged peers and the other analysis provided data against hedged peers. VMOT’s gross and net expense ratios both against unhedged and hedged peers were in the highest quartile versus ETFs and the highest quartile versus mutual funds. The Board considered the Adviser’s explanation that other long-short funds’ expense ratios do not reflect hedging due to their use of futures. In contrast, because VMOT uses shorting to accomplish hedging, its shorting expenses are included in the Fund’s total expense ratio. VMOT’s management fee was in the second highest quartile for ETFs and second lowest quartile for mutual funds (unhedged) and in the lowest quartile for both ETFs and mutual funds (hedged). The Fund’s management fee was in the second highest quartile (unhedged) and lowest quartile (hedged) versus its ETF peers and in the second lowest quartile (unhedged) and lowest quartile (hedged) versus mutual fund peers. The Board also considered the advisory fee waiver in effect. Given VMOT’s management fee level against unhedged and hedged peers, the advisory fee waiver, and the intermittent nature of VMOT’s use of hedging, the Board was satisfied with the Fund’s current fee level.

4)	Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Funds. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory fees for each Fund did not include breakpoints. After discussion, the Adviser agreed to propose fee breakpoints for the Funds that, if approved by the Board, would become effective January 1, 2022.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreements, including the compensation payable under the Agreements.

ALPHA ARCHITECT ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at http://www.alphaarchitect.com/funds

PRIVACY POLICY (UNAUDITED)

Alpha Architect ETF Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals

Adviser

Empowered Funds, LLC

213 Foxcroft Road

Broomall, PA 19008

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Alpha Architect U.S. Quantitative Value ETF

Symbol – QVAL

CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF

Symbol – IVAL

CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF

Symbol – QMOM

CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF

Symbol – IMOM

CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF

Symbol – VMOT

CUSIP – 02072L508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$6,750	$6,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	0%	0%
Audit-Related Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Alpha Architect U.S. Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect Value Momentum Trend ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	November 23, 2021

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	November 23, 2021